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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Martin Investment Management, LLC
Address: 1007 Church Street, Suite 530
         Evanston, Illinois 60201

Form 13F File Number: 28-14087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick A. Martin
Title: Managing Director
Phone: 847/424-9124

Signature, Place, and Date of Signing:


/s/ Patrick A. Martin                   Evanston, Illinois   May 3, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           50
Form 13F Information Table Value Total:       127055
                                          (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

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Martin Investment Management, LLC
FORM 13F

                                   31-Mar-11

                                                                                                     Voting Authority
                               Title of                   Value  Shares/ Sh/ Put/ Invstmt   Other  -------------------
Name of Issuer                   class       CUSIP      (x$1000) Prn Amt Prn Call Dscretn Managers  Sole Shared  None
--------------                 -------- --------------- -------- ------- --- ---- ------- -------- ----- ------ ------
3M CO COMMON STOCK USD.01      COM      88579Y101           4534   48490 SH       Sole             14600         33890
ABBOTT LABORATORIES            COM      002824100           3706   75550 SH       Sole             22800         52750
ACCENTURE PLC                  COM      G1151C101           1842   33510 SH       Sole                           33510
ACE LTD                        COM      H0023R105            556    8600 SH       Sole              8200           400
ADOBE SYSTEMS INC              COM      00724F101           4662  140601 SH       Sole             35700        104901
AMERICAN EXPRESS CO            COM      025816109           2734   60495 SH       Sole             29800         30695
APPLE INC                      COM      037833100           7511   21553 SH       Sole              5250         16303
APPLIED MATERIALS INC COMMON S COM      038222105           3984  255065 SH       Sole             81000        174065
AUTOMATIC DATA PROCESSING COMM COM      053015103           3543   69049 SH       Sole             22500         46549
BECTON DICKINSON AND CO COMMON COM      075887109           3706   46545 SH       Sole             13600         32945
BERKSHIRE HATHAWAY DEL CL A CO COM      084670108            501       4 SH       Sole                               4
BERKSHIRE HATHAWAY INC         COM      084670702           4377   52332 SH       Sole             15600         36732
BOC HONG KONG HOLDINGS LTD (HK COM      Y0920U103             33   10000 SH       Sole                           10000
BRISTOL-MYERS SQUIBB CO        COM      110122108           1234   46690 SH       Sole             26150         20540
CHUBB CORP COM                 COM      171232101            294    4800 SH       Sole                            4800
CME GROUP INC COM              COM      12572Q105           1047    3473 SH       Sole              2200          1273
COLGATE PALMOLIVE CO COMMON ST COM      194162103           4728   58540 SH       Sole             17550         40990
COMCAST CORP CL A              COM      20030N101           1062   42975 SH       Sole             27800         15175
CONOCOPHILLIPS                 COM      20825C104           1301   16293 SH       Sole              5400         10893
DARDEN RESTAURANTS INC COM     COM      237194105            992   20200 SH       Sole             13000          7200
DEVON ENERGY CORP NEW          COM      25179M103           4850   52850 SH       Sole             16100         36750
EXELON CORP COM                COM      30161N101            949   23000 SH       Sole             14800          8200
EXXON MOBIL CORP               COM      30231G102           5308   63093 SH       Sole             18700         44393
FISERV INC COMMON STOCK USD.01 COM      337738108           4507   71860 SH       Sole             22300         49560
FREEPORT MCMORAN COPPER COMMON COM      35671D857            958   17240 SH       Sole              8000          9240
GENERAL DYNAMICS CORP COM      COM      369550108           2092   27330 SH       Sole             16400         10930
GILEAD SCIENCES INC COMMON STO COM      375558103           1573   37040 SH       Sole             13600         23440
HELMERICH + PAYNE COMMON STOCK COM      423452101           5752   83735 SH       Sole             25000         58735
HESS CORP COMMON STOCK USD1.   COM      42809H107           4219   49517 SH       Sole             17200         32317
INTERNATIONAL BUSINESS MACHINE COM      459200101           1376    8437 SH       Sole              3450          4987
JOHNSON + JOHNSON COMMON STOCK COM      478160104           4061   68545 SH       Sole             18300         50245
KELLOGG CO COM                 COM      487836108            605   11200 SH       Sole                           11200
KIMBERLY CLARK CORP            COM      494368103            526    8065 SH       Sole                            8065
LABORATORY CRP OF AMER HLDGS C COM      50540R409           1255   13620 SH       Sole              6600          7020
LUBRIZOL CORP                  COM      549271104            228    1700 SH       Sole                            1700
MASTERCARD INC CLASS A COMMON  COM      57636Q104           6334   25162 SH       Sole              6300         18862
NESTLE S A SPONSORED ADR REPST ADR      641069406           2218   38589 SH       Sole                           38589
NESTLE SA (CHF)                COM      H57312946            264    4600 SH       Sole                            4600
OMNICOM GROUP COMMON STOCK USD COM      681919106           2615   53300 SH       Sole             26800         26500
PEPSICO INC COMMON STOCK USD.0 COM      713448108           3840   59620 SH       Sole             19550         40070
PROCTER + GAMBLE CO/THE COMMON COM      742718109           4737   76902 SH       Sole             23400         53502
RIO TINTO PLCADR               ADR      767204100            398    5600 SH       Sole              5600
SINGAPORE TELECOMMUNICATIONS ( COM      Y79985209             34   14000 SH       Sole                           14000

STRYKER CORP COMMON STOCK USD. COM      863667101           4504   74080 SH       Sole             21800         52280
SUNSHINE PCS CORP FRAC SHS     COM      JGH83P200              0   66000 SH       Sole                           66000
THERMO FISHER SCIENTIFIC INC C COM      883556102           4170   75060 SH       Sole             23900         51160
UNITED TECHNOLOGIES CORP COMMO COM      913017109           2584   30527 SH       Sole             13500         17027
VERISK ANALYTICS INC           COM      92345Y106           3768  115020 SH       Sole             33700         81320
VERIZON COMMUNICATIONS         COM      92343V104            384    9960 SH       Sole                            9960
VODAFONE GROUP PLC SPONSORED A ADR      92857W209            598   20806 SH       Sole             18400          2406
REPORT SUMMARY                          50 DATA RECORDS   127055      0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED